General Information - Disclosure of Subsidiaries and Joint Ventures (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Alvotech CCHN Biopharmaceutical Co. Ltd [member]
Disclosure of subsidiaries [line items]
Entity name, Joint venture	Alvotech & CCHN Biopharmaceutical Co. Ltd
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	110,000,021
Place of establishment, Joint venture	China
Proportion of ownership and voting power held by Alvotech, Joint venture	50.00%	50.00%
Alvotech Hf [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech hf
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	3,885,102
Place of establishment	Iceland
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Germany GmbH [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech Germany GmbH
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	31,182
Place of establishment	Germany
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Swiss AG [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech Swiss AG
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	153,930
Place of establishment	Switzerland
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Hannover GmbH [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech Hannover GmbH
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	29,983
Place of establishment	Germany
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Malta Ltd [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech Malta Ltd
Principal activities	Group Serv
Issued and paid capital (presented in whole shares)	80,450
Place of establishment	Malta
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech USA Inc [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech USA Inc
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	10
Place of establishment	USA
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech UK Ltd [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech UK Ltd
Principal activities	Group Serv
Issued and paid capital (presented in whole shares)	135
Place of establishment	UK
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Manco ehf [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech Manco ehf
Principal activities	Group Serv
Issued and paid capital (presented in whole shares)	203,046
Place of establishment	Iceland
Proportion of ownership and voting power held by Alvotech	100.00%
Alvotech Biosciences India Private Ltd [member]
Disclosure of subsidiaries [line items]
Entity name	Alvotech Biosciences India Private Ltd
Principal activities	Biopharm
Issued and paid capital (presented in whole shares)	96,113
Place of establishment	India
Proportion of ownership and voting power held by Alvotech	100.00%
Fasteignafelagi Smundur hf [member]
Disclosure of subsidiaries [line items]
Entity name	Fasteignafelagið Sæmundur hf
Principal activities	Real estate
Issued and paid capital (presented in whole shares)	12,965,337
Place of establishment	Iceland
Proportion of ownership and voting power held by Alvotech	100.00%